Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A stock, such as a significant positive or negative earnings announcement, nor do we time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically generally granted such awards on a predetermined annual schedule in late February. Stock options, stock appreciation rights, or similar option‐like instruments are not currently a part of our executive compensation program, and accordingly, in fiscal 2024, we did not grant any such instruments to our named executive officers.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically generally granted such awards on a predetermined annual schedule in late February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Class A stock, such as a significant positive or negative earnings announcement, nor do we time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false